Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Financial Position [Abstract]
Allowance for accounts receivable	$ 75	$ 83	$ 43
Consolidated variable interest entities, Property and equipment		5,567	5,798
Consolidated variable interest entities, Long-term debt		1,913	1,294
Consolidated variable interest entities, Long-term debt current		$ 3,150	$ 4,135
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	13,281,608	13,281,608
Common stock, shares outstanding	13,281,608	13,281,608
Preferred units, par value	$ 1.00	$ 1.00	$ 1.00
Preferred units, issued	18,983,602	18,983,602	18,983,602
Preferred units, outstanding	18,983,602	18,983,602	18,983,602
Common units, par value	$ 1.00	$ 1.00	$ 1.00
Common units, issued	10,000,000	10,000,000	10,000,000
Common units, outstanding	10,000,000	10,000,000	10,000,000